Schedule of Share Based Payment Arrangement Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Outstanding, number of options, beginning balance	10,359,750	8,066,000
Outstanding, weighted average exercise price, beginning balance	$ 0.31	$ 0.39
Granted, number of options		2,318,750
Granted, weighted average exercise price		$ 0.15
Cancelled, number of options	(65,000)	(25,000)
Cancelled, weighted average exercise price	$ (0.19)	$ (0.14)
Expired, number of options	(1,930,400)
Expired, weighted average exercise price	$ (0.33)
Outstanding, number of options, ending balance	8,364,350	10,359,750
Outstanding, weighted average exercise price, ending balance	$ 0.32	$ 0.31